Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Number of Shares of Common Stock Issued and Warrants Exercised on Conversion of Notes

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of June 30, 2012:

As of June 30, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,050,500	16,808,000	2,841,440
Series C-2 Notes	$0.1875	1,128,850	6,020,533	3,200,000
Series C-3 Notes	$0.1500	610,662	4,071,080	1,972,000

		$2,790,012	26,899,613	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2010:

As of December 31, 2010
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$977,662	15,642,592	2,841,440
Series C-2 Notes	$0.1875	1,050,578	5,603,080	3,200,000
Series C-3 Notes	$0.1500	420,310	2,802,064	1,672,000

		$2,448,550	24,047,736	7,713,440

Notes Payable

Notes payable consist of the following:

	June 30, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$2,585,816	$2,579,220
Debt discount - beneficial conversion feature	(767,448)	(867,273)
Debt discount - warrant value	(52,473)	(62,073)

Net	$1,765,895	$1,649,874

Notes payable consist of the following at December 31,

	2011	2010
Convertible notes (C-1, C-2 and C-3)	$2,579,220	$2,434,638
Debt discount - beneficial conversion feature	(867,273)	(970,745)
Debt discount - warrant value	(62,073)	(77,614)

Net	$1,649,874	$1,386,279